Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ (5,137)	$ 166,386	$ 193,778
Income tax of changes in cash flow hedge transactions	(6,440)	(18)	(845)
Deferred tax of changes from defined benefit plans	(272)	436
Total income tax relating to components of other comprehensive income	$ (11,849)	$ 166,804	$ 192,933